FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 USD ($) $ / ¥	Dec. 31, 2021 CNY (¥)
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate	6.8972	6.8972
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FINANCIAL STATEMENTS SCHEDULE I
Dividends Payable	¥ 1,497	$ 217	¥ 708
Convenience translation rate	6.8972	6.8972